UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-09005

Name of Registrant: Vanguard Massachusetts Tax-Exempt Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

Item 1: Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund

Schedule of Investments
As of August 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
Massachusetts (98.8%)
Beverly MA GO	5.250%	11/1/12 (14)	1,925	1,941
Beverly MA GO	5.250%	11/1/13 (14)	1,855	1,961
Boston MA GO	5.000%	3/1/16	7,295	8,423
Boston MA GO	5.000%	2/1/24	2,345	2,966
Boston MA Housing Authority Revenue	5.000%	4/1/23 (4)	2,000	2,218
Boston MA Housing Authority Revenue	5.000%	4/1/25 (4)	5,440	5,963
Boston MA Water & Sewer Commission
Revenue	5.750%	11/1/13	200	206
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/20	1,550	1,951
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/25	3,725	4,418
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/30	500	608
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/30	1,000	1,176
Boston MA Water & Sewer Commission
Revenue VRDO	0.150%	9/7/12 LOC	5,600	5,600
Braintree MA GO	5.000%	5/15/27	4,000	4,740
Cambridge MA GO	5.000%	1/1/23	850	1,076
Holyoke MA Gas & Electric Department
Revenue	5.000%	12/1/12 (Prere.)	2,395	2,423
Littleton MA GO	5.000%	1/15/22 (14)	1,280	1,313
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/14 (Prere.)	5,000	5,429
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/34	14,500	16,895
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	3,000	3,491
Massachusetts Bay Transportation Authority
General Transportation Revenue	6.200%	3/1/16	5,325	5,787
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17 (ETM)	75	92
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17	2,375	2,909
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	10,000	12,363
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	3,500	4,516
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/22	5,285	6,948
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/24	1,325	1,687
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/24	2,500	3,311
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	2,000	2,680
Massachusetts Bay Transportation Authority
Sales Tax Revenue	0.000%	7/1/29	1,020	494

Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/29 (14)	3,000	4,071
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	3,850	5,127
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	15,000	19,977
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.500%	9/7/12	2,896	2,896
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (10)	3,340	3,089
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	1,500	1,737
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,500	1,734
Massachusetts College Building Authority
Revenue	5.000%	5/1/36	5,000	5,806
Massachusetts College Building Authority
Revenue	5.000%	5/1/41	3,000	3,457
Massachusetts College Building Authority
Revenue	5.000%	5/1/43	1,010	1,163
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	3,500	4,215
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	2,120	2,365
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	5,000	5,529
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.130%	9/7/12	5,700	5,700
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.160%	9/7/12	1,955	1,955
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.160%	9/7/12	1,710	1,710
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/18	2,000	2,228
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/20	3,105	3,426
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/22	1,985	2,158
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.250%	10/1/41	2,000	2,252
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/28	1,250	1,389
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/29	1,500	1,664
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/30	1,430	1,580
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/31	750	833
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/19	500	617
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	680	800
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/40	2,000	2,243

Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	2,750	2,930
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/29 (2)	1,400	1,825
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/35 (2)	2,000	2,094
Massachusetts Development Finance Agency
Revenue (Boston University)	5.375%	5/15/39	1,575	1,965
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	7/1/42	5,000	5,649
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/59 (10)	4,000	5,020
Massachusetts Development Finance Agency
Revenue (Boston University) VRDO	0.180%	9/4/12 LOC	2,200	2,200
Massachusetts Development Finance Agency
Revenue (Boston University) VRDO	0.120%	9/7/12 LOC	3,000	3,000
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.250%	12/1/25	600	651
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.625%	12/1/30	550	600
Massachusetts Development Finance Agency
Revenue (College of Pharmacy & Allied
Health Services)	5.750%	7/1/13 (Prere.)	1,000	1,056
Massachusetts Development Finance Agency
Revenue (College of the Holy Cross) VRDO	0.220%	9/4/12 LOC	3,465	3,465
Massachusetts Development Finance Agency
Revenue (Combined Jewish Philanthropies of
Greater Boston Inc. Project)	5.250%	2/1/22	1,225	1,242
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	2,160	2,507
Massachusetts Development Finance Agency
Revenue (Deerfield Academy)	5.000%	4/1/13 (Prere.)	1,500	1,542
Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16	4,720	4,831
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/25	5,000	5,928
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	2,500	2,615
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/28	1,000	1,209
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/34	6,000	7,266
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/40	8,000	9,353
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/32	1,450	1,562
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.250%	7/1/42	500	539
Massachusetts Development Finance Agency
Revenue (Mount Holyoke College)	5.000%	7/1/36	1,500	1,648
Massachusetts Development Finance Agency
Revenue (Neville Communities)	6.000%	6/20/44	1,500	1,588
2 Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/29	3,250	3,803

2 Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/30	1,750	2,036
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/31	5,705	6,561
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/36	3,000	3,373
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/41	8,000	8,937
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.375%	7/1/41	4,000	4,524
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/33 (10)	1,500	1,683
Massachusetts Development Finance Agency
Revenue (Smith College)	5.000%	7/1/35	1,000	1,093
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,000	3,310
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	3,000	3,246
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	2,500	3,156
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	2,000	2,407
Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.125%	7/1/26	2,750	3,028
Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.500%	7/1/31	2,250	2,551
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	2,000	2,329
Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology)
VRDO	0.170%	9/7/12 LOC	4,300	4,300
Massachusetts Development Finance Agency
Revenue (Western New England College)	5.875%	12/1/12 (Prere.)	505	516
Massachusetts Development Finance Agency
Revenue (Western New England College)	6.125%	12/1/12 (Prere.)	1,000	1,025
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36 (12)	5,000	5,349
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/17	3,000	3,447
Massachusetts GO	5.000%	11/1/14	3,275	3,602
Massachusetts GO	5.000%	12/1/14 (Prere.)	3,150	3,468
Massachusetts GO	5.000%	3/1/15 (Prere.)	10,000	11,158
Massachusetts GO	5.000%	3/1/15 (Prere.)	5,250	5,858
Massachusetts GO	5.000%	9/1/15 (Prere.)	10,000	11,388
Massachusetts GO	5.000%	9/1/15 (Prere.)	2,000	2,278
Massachusetts GO	5.500%	10/1/15	17,990	20,751
Massachusetts GO	5.000%	10/1/17	4,000	4,832
Massachusetts GO	5.500%	11/1/17	5,100	6,303
Massachusetts GO	5.250%	8/1/18 (4)	5,060	6,269
Massachusetts GO	5.000%	10/1/18	6,000	7,375
Massachusetts GO	5.500%	10/1/18	4,955	6,236
Massachusetts GO	5.500%	8/1/19	5,000	6,365
Massachusetts GO	5.500%	10/1/19 (12)	1,000	1,277
Massachusetts GO	5.500%	10/1/19 (2)	2,000	2,555
Massachusetts GO	5.500%	11/1/19 (4)	5,550	7,102
Massachusetts GO	5.000%	8/1/20	4,185	5,067
Massachusetts GO	5.000%	8/1/22	4,500	5,434

Massachusetts GO	5.250%	8/1/22	5,000	6,475
Massachusetts GO	5.500%	12/1/23 (2)	4,000	5,321
Massachusetts GO	5.000%	8/1/28	4,535	5,239
Massachusetts GO	5.500%	8/1/30 (2)	11,500	15,871
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)	5.750%	7/1/33	5,000	5,005
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.150%	9/7/12 LOC	1,100	1,100
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.220%	9/7/12 LOC	7,600	7,600
Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.160%	9/7/12 LOC	1,800	1,800
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music)	5.000%	10/1/26	1,755	1,987
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	3,000	3,131
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.000%	7/1/13	5,200	5,391
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.000%	7/1/28	2,000	2,138
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.125%	7/1/33	3,000	3,177
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.125%	7/1/38	3,500	3,690
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)	5.500%	12/1/39	4,000	4,538
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)
VRDO	0.180%	9/4/12 LOC	1,250	1,250
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)
VRDO	0.160%	9/7/12 LOC	9,600	9,600
Massachusetts Health & Educational Facilities
Authority Revenue (Dana-Farber Cancer
Institute)	5.000%	12/1/37	5,000	5,444
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	3,000	4,054
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/21	2,000	2,576
3 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	5,000	6,066
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	10/1/38	5,000	5,841
1 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.190%	9/4/12	1,000	1,000
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) VRDO	0.150%	9/4/12	1,700	1,700
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/27	1,650	1,869
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/28	2,080	2,348

Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.250%	8/15/37	8,000	8,501
Massachusetts Health & Educational Facilities
Authority Revenue (Milton Hospital)	5.500%	7/1/16	1,010	1,010
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/16	4,090	4,835
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/21	6,765	8,834
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/30	5,000	7,030
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/32	6,295	9,012
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/33	1,500	2,118
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.160%	9/7/12	1,000	1,000
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/19	3,000	3,630
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/23	3,435	3,929
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/33	3,000	3,282
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.250%	7/1/29	5,000	5,703
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/47	2,500	2,661
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	5.000%	10/1/13 (Prere.)	1,175	1,235
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	5.000%	10/1/13 (Prere.)	1,090	1,146
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	8.000%	10/1/39	2,500	2,935
Massachusetts Health & Educational Facilities
Authority Revenue (South Coast Health
System)	5.000%	7/1/39	6,000	6,381
Massachusetts Health & Educational Facilities
Authority Revenue (Sterling & Francine Clark)	5.000%	7/1/36	5,500	5,822
Massachusetts Health & Educational Facilities
Authority Revenue (Stonehill College) VRDO	0.170%	9/4/12 LOC	12,800	12,800
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/22	1,400	1,789
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/26	1,880	2,439
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.160%	9/4/12	3,700	3,700
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts Memorial Health Care Inc.)	5.250%	7/1/14 (2)	485	486
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts)	5.125%	10/1/12 (Prere.)	1,850	1,858
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts/Worcester)	5.250%	10/1/12 (Prere.)	4,000	4,017

Massachusetts Health & Educational Facilities
Authority Revenue (Wellesley College)	5.000%	7/1/23	2,400	2,486
Massachusetts Health & Educational Facilities
Authority Revenue (Williams College)	5.000%	7/1/31	3,000	3,374
Massachusetts Health & Educational Facilities
Authority Revenue (Winchester Hospital)	5.250%	7/1/38	1,500	1,616
Massachusetts Housing Finance Agency Single
Family Housing Revenue	5.125%	12/1/28	4,000	4,378
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	4,000	4,669
Massachusetts Port Authority Revenue	5.000%	7/1/17 (4)	9,600	11,281
Massachusetts Port Authority Revenue	4.000%	7/1/18	1,000	1,159
Massachusetts Port Authority Revenue	5.000%	7/1/30	2,000	2,389
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,000	1,188
Massachusetts Port Authority Revenue	5.000%	7/1/33	1,600	1,878
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	16,125	18,333
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (14)(Prere.)	3,270	3,718
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	645	733
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	15,000	17,054
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	8,000	9,095
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/18 (4)	10,000	11,279
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/21	8,000	10,096
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27 (14)	5,230	5,744
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	8,000	9,698
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	4,355	4,810
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	3,000	3,563
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/35	2,000	2,347
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	12,000	14,438
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	6,000	6,798
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/41	9,400	10,842
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.190%	9/4/12	5,885	5,885
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	4,000	4,284
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	15,000	18,941
Massachusetts Special Obligation Revenue	5.000%	12/15/13 (4)	1,895	2,010
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21	5,000	6,368
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	3,000	2,461
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/25 (14)	5,000	3,255

Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/28 (14)	7,000	3,948
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/15 (Prere.)	4,460	5,095
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	2/1/16	6,110	7,080
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/16	5,000	5,857
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/17	5,000	6,082
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/17	540	613
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/18	3,000	3,690
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	1,000	1,244
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	2,065	2,570
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/20	1,180	1,485
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/22	3,500	4,590
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/29	1,520	2,048
Massachusetts Water Pollution Abatement Trust
Revenue	5.750%	8/1/29	190	191
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/30	5,550	7,550
1 Massachusetts Water Pollution Abatement Trust
Revenue TOB VRDO	0.180%	9/7/12	1,200	1,200
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/19 (4)	7,000	8,759
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20	5,510	6,757
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/22 (4)	1,490	1,947
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	1,000	1,321
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34 (14)	8,000	9,163
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	13,900	15,956
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/35 (4)	1,310	1,775
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	2,000	2,256
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36 (2)	5,000	5,639
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,000	1,155
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/36 (4)	2,520	3,399
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/37	4,000	4,648
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/39	2,000	2,236

Massachusetts Water Resources Authority
Revenue	5.000%	8/1/41	7,990	9,005
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	10,000	11,809
Massachusetts Water Resources Authority
Revenue VRDO	0.180%	9/7/12	1,500	1,500
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	1,000	1,142
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	5,500	6,257
Newton MA School District GO	4.500%	6/15/34	3,000	3,284
University of Massachusetts Building Authority
Revenue	6.875%	5/1/14 (ETM)	690	738
University of Massachusetts Building Authority
Revenue	5.000%	11/1/19	2,000	2,470
University of Massachusetts Building Authority
Revenue	5.000%	11/1/21 (2)	5,680	6,301
University of Massachusetts Building Authority
Revenue	5.000%	11/1/22 (2)	2,695	2,979
University of Massachusetts Building Authority
Revenue	5.000%	11/1/23 (2)	1,760	1,946
University of Massachusetts Building Authority
Revenue	5.000%	11/1/24 (2)	1,980	2,175
University of Massachusetts Building Authority
Revenue	5.000%	11/1/25 (2)	1,990	2,186
Worcester MA GO	5.500%	8/15/14 (14)	280	281
Worcester MA GO	5.500%	8/15/15 (14)	240	241
Worcester MA GO	5.250%	8/15/21 (14)	315	316
				1,057,001
Puerto Rico (1.1%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/17 (14)	5,000	5,686
Puerto Rico GO	5.500%	7/1/19 (2)	2,250	2,518
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/36	400	400
Puerto Rico Public Finance Corp. Revenue	5.125%	6/1/24 (ETM)	2,155	2,646
				11,250
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/20	1,000	1,065
Total Tax-Exempt Municipal Bonds (Cost $980,916)				1,069,316
Other Assets and Liabilities-Net (0.0%)				(4)
Net Assets (100%)				1,069,312

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the aggregate value of these securities was $10,981,000, representing 1.0% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2012.
3 Securities with a value of $85,000 have been segregated as initial margin for open futures contracts.

Massachusetts Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Massachusetts Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,069,316	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	(1)	1,069,316	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2012	(32)	(4,279)	(1)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2012, the cost of investment securities for tax purposes was $982,108,000. Net unrealized appreciation of investment securities for tax purposes was $87,208,000, consisting of unrealized gains of $87,234,000 on securities that had risen in value since their purchase and $26,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2012

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 17, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.